Share-Based Compensation - Summary of Options Outstanding and Exercisable (Parenthetical) (Detail)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	$ 11.12
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	12.52		$ 12.48
Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	5.51
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	$ 5.51
Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		$ 10.95
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		11.89
Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		15.97
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		15.97
Bottom of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		5.51
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		5.51
Bottom of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		6.69
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		6.69
Bottom of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		14.76
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		14.76
Top of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		6.68
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		6.68
Top of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		14.75
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		14.75
Top of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		16.12
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		$ 16.12